Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 31, 2012
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST (Prospectus Summary): | MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST
Supplement Text	ck0000356409_SupplementTextBlock

Morgan Stanley

June 26, 2012

Supplement

SUPPLEMENT DATED JUNE 26, 2012 TO THE PROSPECTUS OF
MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST
Dated May 31, 2012

Effective June 25, 2012, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to Morgan Stanley U.S. Government Money Market Trust (the "Fund"). As a result, the following changes to the Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	In selecting investments, the Adviser and/or Sub-Adviser seek to maintain the Fund's share price at $1.00.
Supplement Closing	ck0000356409_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST | MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGXX